UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05133)

Exact name of registrant as specified in charter:	Putnam High Income Securities Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2017

Date of reporting period:	May 31, 2017

Item 1. Schedule of Investments:

Putnam High Income Securities Fund

The fund's portfolio
5/31/17 (Unaudited)

CORPORATE BONDS AND NOTES (41.4%)(a)
			Principal amount	Value

Basic materials (5.9%)

A Schulman, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 6/1/23			$100,000	$106,250

Allegheny Technologies, Inc. sr. unsec. unsub. notes 9.375%, 6/1/19			115,000	125,135

Allegheny Technologies, Inc. sr. unsec. unsub. notes 5.95%, 1/15/21			20,000	19,900

ArcelorMittal SA sr. unsec. unsub. bonds 6.125%, 6/1/25 (France)			100,000	112,000

ArcelorMittal SA sr. unsec. unsub. notes 7.50%, 10/15/39 (France)			10,000	11,198

Beacon Roofing Supply, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 10/1/23			150,000	162,000

Blue Cube Spinco, Inc. company guaranty sr. unsec. unsub. notes 9.75%, 10/15/23			120,000	146,400

BMC East, LLC 144A company guaranty sr. notes 5.50%, 10/1/24			160,000	167,200

Boise Cascade Co. 144A company guaranty sr. unsec. notes 5.625%, 9/1/24			180,000	186,750

Builders FirstSource, Inc. 144A company guaranty sr. unsec. notes 10.75%, 8/15/23			144,000	167,040

Builders FirstSource, Inc. 144A company guaranty sr. unsub. notes 5.625%, 9/1/24			155,000	160,813

BWAY Holding Co. 144A sr. notes 5.50%, 4/15/24			115,000	117,588

BWAY Holding Co. 144A sr. unsec. notes 7.25%, 4/15/25			140,000	142,450

Cemex Finance, LLC 144A company guaranty sr. notes 6.00%, 4/1/24 (Mexico)			400,000	422,040

Chemours Co. (The) company guaranty sr. unsec. notes 5.375%, 5/15/27			60,000	62,400

Chemours Co. (The) company guaranty sr. unsec. unsub. notes 7.00%, 5/15/25			115,000	127,363

Chemours Co. (The) company guaranty sr. unsec. unsub. notes 6.625%, 5/15/23			75,000	80,054

Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24			180,000	176,850

Coveris Holdings SA 144A company guaranty sr. unsec. notes 7.875%, 11/1/19 (Luxembourg)			220,000	213,950

CPG Merger Sub, LLC 144A company guaranty sr. unsec. notes 8.00%, 10/1/21			60,000	62,700

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.00%, 2/15/21 (Canada)			100,000	104,750

Flex Acquisition Co., Inc. 144A sr. unsec. notes 6.875%, 1/15/25			140,000	146,650

Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 3.55%, 3/1/22 (Indonesia)			10,000	9,350

Freeport-McMoRan, Inc. 144A company guaranty sr. unsec. notes 6.75%, 2/1/22 (Indonesia)			55,000	56,925

Freeport-McMoRan, Inc. 144A company guaranty sr. unsec. unsub. notes 6.875%, 2/15/23 (Indonesia)			110,000	115,225

GCP Applied Technologies, Inc. 144A company guaranty sr. unsec. notes 9.50%, 2/1/23			230,000	262,200

Grinding Media, Inc./MC Grinding Media Canada, Inc. 144A sr. sub. notes 7.375%, 12/15/23			30,000	32,363

HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 7.625%, 1/15/25 (Canada)			55,000	59,091

Joseph T Ryerson & Son, Inc. 144A sr. notes 11.00%, 5/15/22			95,000	107,825

Kraton Polymers, LLC/Kraton Polymers Capital Corp. 144A company guaranty sr. unsec. notes 10.50%, 4/15/23			115,000	133,113

Kraton Polymers, LLC/Kraton Polymers Capital Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/25			60,000	63,150

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 4.875%, 9/15/24			165,000	167,063

Mercer International, Inc. company guaranty sr. unsec. notes 7.75%, 12/1/22 (Canada)			175,000	187,688

Mercer International, Inc. 144A sr. unsec. notes 6.50%, 2/1/24 (Canada)			25,000	26,000

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 7.00%, 4/15/20 (Canada)			60,000	61,050

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 6.25%, 11/15/22 (Canada)			75,000	76,688

New Gold, Inc. 144A sr. unsec. notes 6.375%, 5/15/25 (Canada)			30,000	30,750

Norbord, Inc. 144A company guaranty sr. notes 6.25%, 4/15/23 (Canada)			145,000	155,237

NOVA Chemicals Corp. 144A sr. unsec. bonds 5.25%, 6/1/27 (Canada)			116,000	116,145

NOVA Chemicals Corp. 144A sr. unsec. notes 4.875%, 6/1/24 (Canada)			64,000	64,160

Novelis Corp. 144A company guaranty sr. unsec. bonds 5.875%, 9/30/26			195,000	201,825

Novelis Corp. 144A company guaranty sr. unsec. notes 6.25%, 8/15/24			105,000	110,513

Pactiv, LLC sr. unsec. unsub. bonds 8.375%, 4/15/27			15,000	16,725

Park-Ohio Industries, Inc. 144A company guaranty sr. unsec. notes 6.625%, 4/15/27			120,000	125,250

Platform Specialty Products Corp. 144A sr. unsec. notes 10.375%, 5/1/21			15,000	16,631

Platform Specialty Products Corp. 144A sr. unsec. notes 6.50%, 2/1/22			65,000	66,950

Sealed Air Corp. 144A company guaranty sr. unsec. notes 6.875%, 7/15/33			80,000	88,000

Sealed Air Corp. 144A company guaranty sr. unsec. notes 5.125%, 12/1/24			40,000	42,100

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsec. unsub. notes 7.50%, 11/20/25 (Ireland)			110,000	129,250

Steel Dynamics, Inc. company guaranty sr. unsec. notes 5.00%, 12/15/26			35,000	35,613

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 8/15/22			135,000	139,928

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 10/1/24			80,000	84,700

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 4/15/23			65,000	67,194

Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes 4.75%, 1/15/22 (Canada)			45,000	47,025

Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes 3.75%, 2/1/23 (Canada)			40,000	39,350

Teck Resources, Ltd. 144A company guaranty sr. unsec. notes 8.50%, 6/1/24 (Canada)			15,000	17,306

TMS International Corp. 144A company guaranty sr. unsec. sub. notes 7.625%, 10/15/21			115,000	116,438

Tronox Finance, LLC company guaranty sr. unsec. notes 6.375%, 8/15/20			45,000	45,450

Tronox Finance, LLC 144A company guaranty sr. unsec. notes 7.50%, 3/15/22			85,000	88,294

U.S. Concrete, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 6/1/24			140,000	146,300

U.S. Concrete, Inc. 144A company guaranty sr. unsec. unsub. notes 6.375%, 6/1/24			50,000	52,250

Univar USA, Inc. 144A company guaranty sr. unsec. notes 6.75%, 7/15/23			100,000	104,750

USG Corp. 144A company guaranty sr. unsec. bonds 4.875%, 6/1/27			80,000	80,800

USG Corp. 144A company guaranty sr. unsec. notes 5.50%, 3/1/25			100,000	106,000

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes 6.00%, 2/1/23			150,000	145,500

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24			170,000	183,388

Zekelman Industries, Inc. 144A company guaranty sr. notes 9.875%, 6/15/23			140,000	158,200

				7,201,234
Capital goods (3.4%)

Advanced Disposal Services, Inc. 144A sr. unsec. notes 5.625%, 11/15/24			195,000	200,119

Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 5.00%, 10/1/24			110,000	111,925

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7.75%, 11/15/19			105,000	115,763

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/24 (Ireland)			200,000	218,000

ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6.50%, 6/15/23 (Canada)			95,000	98,895

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5.50%, 9/1/22			140,000	144,200

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5.25%, 7/15/24			80,000	81,600

Berry Plastics Corp. company guaranty notes 6.00%, 10/15/22			45,000	47,981

Berry Plastics Corp. company guaranty notes 5.50%, 5/15/22			55,000	57,338

Berry Plastics Corp. company guaranty unsub. notes 5.125%, 7/15/23			35,000	36,680

Bombardier, Inc. 144A sr. unsec. notes 8.75%, 12/1/21 (Canada)			165,000	183,356

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6.875%, 12/15/20			150,000	165,000

Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26			65,000	75,400

Gates Global, LLC/Gates Global Co. 144A company guaranty sr. unsec. notes 6.00%, 7/15/22			390,000	396,825

Great Lakes Dredge & Dock Corp. 144A company guaranty sr. unsec. notes 8.00%, 5/15/22			135,000	137,025

KLX, Inc. 144A company guaranty sr. unsec. notes 5.875%, 12/1/22			190,000	200,465

Legrand France SA sr. unsec. unsub. notes 8.50%, 2/15/25 (France)			160,000	210,407

Manitowoc Foodservice, Inc. sr. unsec. notes 9.50%, 2/15/24			200,000	232,000

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/15/23			205,000	206,538

Moog, Inc. 144A company guaranty sr. unsec. notes 5.25%, 12/1/22			115,000	119,888

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5.375%, 3/1/25			105,000	109,725

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5.375%, 3/1/22			55,000	57,269

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu 144A company guaranty sr. unsec. unsub. notes 7.00%, 7/15/24			100,000	107,625

Tennant Co. 144A company guaranty sr. unsec. notes 5.625%, 5/1/25			25,000	26,063

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 12/15/24			120,000	125,400

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/26			45,000	45,506

TI Group Automotive Systems, LLC 144A sr. unsec. notes 8.75%, 7/15/23 (United Kingdom)			280,000	297,500

TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26			70,000	71,750

TransDigm, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 7/15/24			80,000	83,200

TransDigm, Inc. 144A company guaranty sr. unsec. sub. notes 6.50%, 5/15/25			35,000	36,225

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4.75%, 4/29/25			150,000	157,875

				4,157,543
Communication services (4.7%)

Altice SA 144A company guaranty sr. unsec. notes 7.75%, 5/15/22 (Luxembourg)			400,000	425,438

Cablevision Systems Corp. sr. unsec. unsub. notes 8.00%, 4/15/20			35,000	39,288

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5.25%, 9/30/22			50,000	51,750

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26			175,000	184,979

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. notes 5.875%, 4/1/24			215,000	230,588

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.75%, 2/15/26			90,000	96,188

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 5/1/23			125,000	131,485

CenturyLink, Inc. sr. unsec. unsub. notes 6.75%, 12/1/23			5,000	5,344

CenturyLink, Inc. sr. unsec. unsub. notes 5.625%, 4/1/20			25,000	26,500

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21			240,000	244,951

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21			70,000	71,400

CommScope Technologies Finance, LLC 144A sr. unsec. notes 6.00%, 6/15/25			180,000	191,286

CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24			350,000	357,438

CSC Holdings, LLC sr. unsec. unsub. notes 6.75%, 11/15/21			50,000	55,250

CSC Holdings, LLC 144A sr. unsec. unsub. notes 10.125%, 1/15/23			255,000	296,914

Digicel, Ltd. 144A company guaranty sr. unsec. notes 6.75%, 3/1/23 (Jamaica)			200,000	193,000

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24			80,000	85,200

Frontier Communications Corp. sr. unsec. notes 11.00%, 9/15/25			55,000	51,425

Frontier Communications Corp. sr. unsec. notes 10.50%, 9/15/22			135,000	132,806

Frontier Communications Corp. sr. unsec. notes 8.875%, 9/15/20			40,000	42,550

Frontier Communications Corp. sr. unsec. unsub. notes 7.625%, 4/15/24			30,000	25,238

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7.50%, 4/1/21 (Bermuda)			80,000	71,400

Intelsat Jackson Holdings SA 144A company guaranty sr. notes 8.00%, 2/15/24 (Bermuda)			4,000	4,318

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 7.75%, 6/1/21 (Luxembourg)			8,000	4,460

Intelsat Luxembourg SA company guaranty sr. unsec. sub. bonds 8.125%, 6/1/23 (Luxembourg)			35,000	18,703

Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%, 1/15/23 (Canada)			25,000	26,500

SFR Group SA 144A company guaranty sr. notes 7.375%, 5/1/26 (France)			200,000	216,374

SFR Group SA 144A company guaranty sr. notes 6.00%, 5/15/22 (France)			200,000	208,750

Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28			225,000	249,469

Sprint Communications, Inc. sr. unsec. notes 7.00%, 8/15/20			60,000	66,375

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9.00%, 11/15/18			43,000	47,193

Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23			275,000	317,625

Sprint Corp. company guaranty sr. unsec. sub. notes 7.25%, 9/15/21			265,000	300,857

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.625%, 4/1/23			140,000	149,100

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.375%, 3/1/25			220,000	238,425

T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27			55,000	58,575

T-Mobile USA, Inc. company guaranty sr. unsec. notes 4.00%, 4/15/22			30,000	31,090

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 1/15/26			55,000	60,706

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.125%, 1/15/22			125,000	131,563

Videotron Ltd./Videotron Ltee. 144A sr. unsec. bonds 5.125%, 4/15/27 (Canada)			50,000	51,750

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/22 (Canada)			195,000	207,675

West Corp. 144A company guaranty sr. unsec. sub. notes 5.375%, 7/15/22			180,000	182,925

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. sub. notes 10.25%, 7/15/19			106,000	109,837

Windstream Services, LLC company guaranty sr. unsec. notes 6.375%, 8/1/23			115,000	97,538

				5,790,226
Consumer cyclicals (8.0%)

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.875%, 2/15/22			40,000	41,840

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.75%, 6/15/25			65,000	67,477

AMC Entertainment Holdings, Inc. 144A company guaranty sr. unsec. sub. bonds 6.125%, 5/15/27			60,000	62,025

AMC Entertainment Holdings, Inc. 144A sr. unsec. sub. bonds 5.875%, 11/15/26			75,000	77,250

American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 5.75%, 12/15/23			105,000	111,956

American Tire Distributors, Inc. 144A sr. unsec. sub. notes 10.25%, 3/1/22			175,000	182,875

Bon-Ton Department Stores, Inc. (The) company guaranty notes 8.00%, 6/15/21			100,000	37,000

Boyd Gaming Corp. company guaranty sr. unsec. sub. notes 6.875%, 5/15/23			75,000	81,188

Boyd Gaming Corp. company guaranty sr. unsec. unsub. notes 6.375%, 4/1/26			35,000	38,189

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6.50%, 12/15/20 (Canada)			100,000	103,250

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.125%, 7/1/22 (Canada)			85,000	87,550

Caesars Growth Properties Holdings, LLC/Caesars Growth Properties Finance, Inc. company guaranty notes 9.375%, 5/1/22			155,000	168,175

CalAtlantic Group, Inc. company guaranty sr. unsec. sub. notes 6.25%, 12/15/21			65,000	72,231

CalAtlantic Group, Inc. company guaranty sr. unsec. sub. notes 5.875%, 11/15/24			55,000	59,263

CBS Radio, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/1/24			30,000	31,650

CCM Merger, Inc. 144A sr. unsec. notes 6.00%, 3/15/22			35,000	36,138

CDK Global, Inc. 144A sr. unsec. bonds 4.875%, 6/1/27			45,000	45,478

Cinemark USA, Inc. company guaranty sr. unsec. notes 5.125%, 12/15/22			65,000	66,788

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4.875%, 6/1/23			65,000	66,137

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. sub. notes 7.625%, 3/15/20			70,000	70,263

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/22			330,000	341,138

Diamond Resorts International, Inc. 144A sr. notes 7.75%, 9/1/23			160,000	168,400

Diamond Resorts International, Inc. 144A sr. unsec. notes 10.75%, 9/1/24			120,000	127,200

Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes 7.00%, 8/1/23			125,000	135,625

Eldorado Resorts, Inc. 144A sr. unsec. unsub. notes 6.00%, 4/1/25			30,000	31,538

EMI Music Publishing Group North America Holdings, Inc. 144A sr. unsec. notes 7.625%, 6/15/24			115,000	126,788

EW Scripps Co. (The) 144A company guaranty sr. unsec. notes 5.125%, 5/15/25			65,000	66,544

Gartner, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/25			85,000	88,825

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 4.875%, 11/1/20			140,000	148,400

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26			50,000	54,125

Gray Television, Inc. 144A company guaranty sr. unsec. notes 5.875%, 7/15/26			105,000	106,575

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6.625%, 7/25/22 (Canada)		CAD	170,000	130,251

GW Honos Security Corp. 144A company guaranty sr. unsec. notes 8.75%, 5/15/25 (Canada)			$125,000	129,063

Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24			70,000	70,000

Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. 144A sr. unsec. bonds 4.875%, 4/1/27			120,000	124,200

Howard Hughes Corp. (The) 144A sr. unsec. notes 5.375%, 3/15/25			155,000	159,844

iHeartCommunications, Inc. company guaranty sr. notes 9.00%, 12/15/19			130,000	102,943

IHS Markit Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)			45,000	47,250

Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty notes 10.25%, 11/15/22			195,000	212,063

Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty sr. notes 6.75%, 11/15/21			265,000	274,606

Jacobs Entertainment, Inc. 144A notes 7.875%, 2/1/24			35,000	36,925

JC Penney Corp., Inc. company guaranty sr. unsec. unsub. notes 5.65%, 6/1/20			10,000	9,925

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9.75%, 10/15/19(PIK)			80,000	79,600

Lamar Media Corp. company guaranty sr. unsec. sub. notes 5.875%, 2/1/22			75,000	77,813

Lamar Media Corp. company guaranty sr. unsec. sub. notes 5.375%, 1/15/24			45,000	47,273

Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/15/22			60,000	62,635

Lions Gate Entertainment Corp. 144A sr. unsec. unsub. notes 5.875%, 11/1/24			110,000	115,088

Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/24			50,000	50,625

Masonite International Corp. 144A company guaranty sr. unsec. notes 5.625%, 3/15/23			160,000	168,000

Mattamy Group Corp. 144A sr. unsec. notes 6.875%, 12/15/23 (Canada)			25,000	25,313

Mattamy Group Corp. 144A sr. unsec. notes 6.50%, 11/15/20 (Canada)			135,000	139,131

MGM Resorts International company guaranty sr. unsec. notes 5.25%, 3/31/20			20,000	21,287

MGM Resorts International company guaranty sr. unsec. unsub. notes 8.625%, 2/1/19			70,000	77,350

MGM Resorts International company guaranty sr. unsec. unsub. notes 6.625%, 12/15/21			65,000	72,963

Navistar International Corp. company guaranty sr. unsec. notes 8.25%, 11/1/21			214,000	216,943

Neiman Marcus Group, LLC (The) company guaranty sr. notes 7.125%, 6/1/28			125,000	90,156

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/15/21(PIK)			70,000	33,950

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8.00%, 10/15/21			60,000	31,050

Nexstar Broadcasting, Inc. 144A company guaranty sr. unsec. notes 5.625%, 8/1/24			160,000	161,200

Nielsen Co. Luxembourg Sarl (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)			60,000	61,200

Nielsen Co. Luxembourg Sarl (The) 144A company guaranty sr. unsec. sub. notes 5.50%, 10/1/21 (Luxembourg)			110,000	113,988

Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. sub. notes 5.00%, 4/15/22			75,000	77,156

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.875%, 3/15/25			90,000	94,500

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.625%, 2/15/24			55,000	57,475

Penn National Gaming, Inc. 144A sr. unsec. notes 5.625%, 1/15/27			75,000	75,844

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.75%, 10/1/22			160,000	165,600

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.50%, 5/15/26			60,000	59,850

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.375%, 12/1/24			70,000	70,525

PetSmart, Inc. 144A sr. unsec. notes 7.125%, 3/15/23			40,000	37,300

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32			150,000	172,755

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 3/1/26			90,000	95,119

Realogy Group, LLC/Realogy Co-Issuer Corp. 144A company guaranty sr. unsec. notes 4.875%, 6/1/23			55,000	55,413

Regal Entertainment Group sr. unsec. sub. notes 5.75%, 2/1/25			45,000	46,238

Regal Entertainment Group sr. unsec. sub. notes 5.75%, 6/15/23			110,000	114,813

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 6.125%, 8/15/21			195,000	197,438

Sabre GLBL, Inc. 144A company guaranty sr. notes 5.375%, 4/15/23			130,000	136,338

Scientific Games International, Inc. company guaranty sr. unsec. notes 10.00%, 12/1/22			360,000	391,950

Scientific Games International, Inc. company guaranty sr. unsec. sub. notes 6.25%, 9/1/20			35,000	34,519

Scientific Games International, Inc. 144A company guaranty sr. notes 7.00%, 1/1/22			155,000	165,463

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 8/1/24			225,000	231,469

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. sub. notes 6.00%, 7/15/24			125,000	133,125

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. bonds 5.50%, 4/15/27			135,000	139,050

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 4.875%, 7/31/24			170,000	171,063

Spectrum Brands, Inc. company guaranty sr. unsec. notes 5.75%, 7/15/25			65,000	69,069

Spectrum Brands, Inc. company guaranty sr. unsec. sub. notes 6.625%, 11/15/22			5,000	5,256

Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6.125%, 12/15/24			110,000	116,600

Standard Industries, Inc. 144A sr. unsec. notes 5.375%, 11/15/24			175,000	183,969

Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27			70,000	71,663

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25			85,000	83,831

Townsquare Media, Inc. 144A company guaranty sr. unsec. notes 6.50%, 4/1/23			60,000	60,450

Tribune Media Co. company guaranty sr. unsec. notes 5.875%, 7/15/22			125,000	131,719

TRW Automotive, Inc. 144A company guaranty sr. unsec. notes 4.50%, 3/1/21			30,000	31,500

Univision Communications, Inc. 144A company guaranty sr. sub. notes 5.125%, 2/15/25			110,000	108,625

WMG Acquisition Corp. 144A company guaranty sr. notes 5.00%, 8/1/23			105,000	107,494

Wolverine World Wide, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 9/1/26			95,000	93,575

Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27			90,000	92,476

				9,723,746
Consumer staples (1.9%)

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 6.00%, 4/1/22 (Canada)			140,000	145,733

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 4.625%, 1/15/22 (Canada)			45,000	46,294

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. sub. notes 4.25%, 5/15/24 (Canada)			85,000	85,000

Ashtead Capital, Inc. 144A company guaranty notes 5.625%, 10/1/24			200,000	214,000

BlueLine Rental Finance Corp./BlueLine Rental, LLC 144A company guaranty sub. notes 9.25%, 3/15/24			185,000	193,325

CEC Entertainment, Inc. company guaranty sr. unsec. sub. notes 8.00%, 2/15/22			180,000	189,000

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11.00%, 3/15/21			275,000	289,438

Dean Foods Co. 144A company guaranty sr. unsec. notes 6.50%, 3/15/23			90,000	95,175

Fresh Market, Inc. (The) 144A company guaranty sr. notes 9.75%, 5/1/23			80,000	67,500

High Ridge Brands Co. 144A company guaranty sr. unsec. notes 8.875%, 3/15/25			95,000	93,575

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.25%, 6/1/26			90,000	94,433

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.00%, 6/1/24			90,000	93,627

Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26			130,000	133,250

Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 11/1/24			25,000	25,625

Landry's, Inc. 144A sr. unsec. notes 6.75%, 10/15/24			65,000	67,113

Pilgrim's Pride Corp. 144A company guaranty sr. unsec. notes 5.75%, 3/15/25			55,000	56,375

Prestige Brands, Inc. 144A company guaranty sr. unsec. notes 5.375%, 12/15/21			65,000	66,300

Revlon Consumer Products Corp. company guaranty sr. unsec. notes 6.25%, 8/1/24			110,000	97,625

Revlon Consumer Products Corp. company guaranty sr. unsec. sub. notes 5.75%, 2/15/21			165,000	154,376

Rite Aid Corp. 144A company guaranty sr. unsec. unsub. notes 6.125%, 4/1/23			165,000	163,895

				2,371,659
Energy (5.9%)

Alliance Resource Operating Partners LP/Alliance Resource Finance Corp. 144A sr. unsec. notes 7.50%, 5/1/25			55,000	57,063

Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. 144A company guaranty sr. unsec. notes 7.875%, 12/15/24			195,000	204,263

Antero Resources Corp. company guaranty sr. unsec. notes 5.625%, 6/1/23			30,000	30,750

Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.125%, 12/1/22			30,000	30,338

Antero Resources Finance Corp. company guaranty sr. unsec. sub. notes 5.375%, 11/1/21			90,000	92,588

Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr. unsec. notes 10.00%, 4/1/22			75,000	76,875

Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5.125%, 6/1/21 (Canada)			15,000	13,969

Calfrac Holdings LP 144A company guaranty sr. unsec. unsub. notes 7.50%, 12/1/20			60,000	53,400

California Resources Corp. 144A company guaranty notes 8.00%, 12/15/22			205,000	153,494

Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)			170,000	189,550

Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.875%, 3/31/25			250,000	268,438

Cheniere Corpus Christi Holdings, LLC 144A company guaranty sr. bonds 5.125%, 6/30/27			90,000	91,238

Chesapeake Energy Corp. company guaranty sr. unsec. notes 5.75%, 3/15/23			75,000	70,313

Chesapeake Energy Corp. 144A company guaranty notes 8.00%, 12/15/22			158,000	170,838

Chesapeake Energy Corp. 144A company guaranty sr. unsec. bonds 8.00%, 6/15/27			50,000	49,000

Chesapeake Energy Corp. 144A company guaranty sr. unsec. notes 8.00%, 1/15/25			45,000	44,775

Concho Resources, Inc. company guaranty sr. unsec. notes 5.50%, 4/1/23			180,000	185,850

Concho Resources, Inc. company guaranty sr. unsec. notes 4.375%, 1/15/25			85,000	86,700

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 10/1/22			20,000	20,625

Continental Resources, Inc. company guaranty sr. unsec. bonds 4.90%, 6/1/44			100,000	85,562

Continental Resources, Inc. company guaranty sr. unsec. notes 3.80%, 6/1/24			100,000	93,440

Continental Resources, Inc. company guaranty sr. unsec. sub. notes 5.00%, 9/15/22			150,000	150,188

Continental Resources, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 4/15/23			80,000	78,200

Covey Park Energy, LLC/Covey Park Finance Corp. 144A company guaranty sr. unsec. notes 7.50%, 5/15/25			145,000	148,625

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6.375%, 8/15/21			85,000	64,919

Denbury Resources, Inc. 144A company guaranty notes 9.00%, 5/15/21			122,000	125,050

Devon Financing Company, LLC company guaranty sr. unsec. unsub. bonds 7.875%, 9/30/31			105,000	139,550

Diamondback Energy, Inc. 144A company guaranty sr. unsec. notes 5.375%, 5/31/25			155,000	159,650

Diamondback Energy, Inc. 144A company guaranty sr. unsec. notes 4.75%, 11/1/24			45,000	45,113

Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. notes 8.125%, 9/15/23			125,000	132,813

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. notes 7.75%, 9/1/22			20,000	16,000

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. sub. notes 9.375%, 5/1/20			290,000	265,350

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty notes 8.00%, 2/15/25			110,000	94,050

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty sr. notes 8.00%, 11/29/24			30,000	30,975

FTS International, Inc. 144A company guaranty sr. sub. FRN 8.631%, 6/15/20			25,000	25,438

Halcon Resources Corp. 144A company guaranty notes 12.00%, 2/15/22			25,000	28,875

Hess Corp. sr. unsec. unsub. notes 7.30%, 8/15/31			65,000	78,733

Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 8/1/24			110,000	116,050

Laredo Petroleum, Inc. company guaranty sr. unsec. notes 7.375%, 5/1/22			185,000	190,550

Laredo Petroleum, Inc. company guaranty sr. unsec. sub. notes 5.625%, 1/15/22			35,000	34,344

MEG Energy Corp. 144A company guaranty sr. unsec. notes 7.00%, 3/31/24 (Canada)			60,000	51,900

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 1/30/23 (Canada)			35,000	30,013

MEG Energy Corp. 144A notes 6.50%, 1/15/25 (Canada)			35,000	34,213

Murphy Oil Corp. sr. unsec. unsub. notes 6.875%, 8/15/24			115,000	120,463

Murray Energy Corp. 144A notes 11.25%, 4/15/21			80,000	61,200

Newfield Exploration Co. sr. unsec. unsub. notes 5.75%, 1/30/22			170,000	180,200

Newfield Exploration Co. sr. unsec. unsub. notes 5.375%, 1/1/26			55,000	57,475

Noble Holding International, Ltd. company guaranty sr. unsec. unsub. notes 7.75%, 1/15/24			110,000	97,041

Oasis Petroleum, Inc. company guaranty sr. unsec. notes 6.50%, 11/1/21			25,000	25,313

Oasis Petroleum, Inc. company guaranty sr. unsec. sub. notes 6.875%, 1/15/23			50,000	50,438

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/22			145,000	146,631

Parsley Energy LLC/Parsley Finance Corp. 144A company guaranty sr. unsec. sub. notes 5.375%, 1/15/25			90,000	91,125

Precision Drilling Corp. company guaranty sr. unsec. notes 5.25%, 11/15/24 (Canada)			5,000	4,625

Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.75%, 12/15/23 (Canada)			95,000	98,088

Range Resources Corp. 144A company guaranty sr. unsec. sub. notes 5.75%, 6/1/21			180,000	186,750

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5.625%, 11/15/23			50,000	49,781

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5.625%, 7/15/22			70,000	70,350

Sabine Pass Liquefaction, LLC sr. notes 5.875%, 6/30/26			80,000	90,261

Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27			50,000	53,489

SemGroup Corp. 144A company guaranty sr. unsec. notes 6.375%, 3/15/25			95,000	93,813

Seven Generations Energy, Ltd. 144A sr. unsec. bonds 6.75%, 5/1/23 (Canada)			120,000	126,300

Seven Generations Energy, Ltd. 144A sr. unsec. sub. notes 8.25%, 5/15/20 (Canada)			120,000	125,400

Seventy Seven Energy, Inc. escrow sr. unsec. notes 6.50%, 7/15/22(F)			105,000	11

Seventy Seven Operating, LLC escrow company guaranty sr. unsec. unsub. notes 6.625%, 11/15/19(F)			115,000	12

Shelf Drilling Holdings, Ltd. 144A company guaranty notes 9.50%, 11/2/20			80,000	79,800

SM Energy Co. sr. unsec. notes 6.50%, 11/15/21			100,000	101,000

SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24			65,000	60,125

SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26			60,000	58,800

SM Energy Co. sr. unsec. unsub. notes 6.50%, 1/1/23			50,000	49,250

SM Energy Co. sr. unsec. unsub. notes 6.125%, 11/15/22			95,000	93,991

Stone Energy Corp. company guaranty notes 7.50%, 5/31/22			171,065	165,505

Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. bonds 5.375%, 2/1/27			65,000	67,763

Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. notes 5.125%, 2/1/25			30,000	31,050

Tesoro Logistics LP/Tesoro Logistics Finance Corp. company guaranty sr. unsec. notes 5.25%, 1/15/25			50,000	52,875

Weatherford International, Ltd. company guaranty sr. unsec. unsub. notes 8.25%, 6/15/23			25,000	26,500

Weatherford International, Ltd. 144A company guaranty sr. unsec. sub. notes 9.875%, 2/15/24			40,000	45,000

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5.75%, 3/15/21			20,000	19,650

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5.00%, 3/15/19			95,000	94,763

Williams Cos., Inc. (The) sr. unsec. unsub. notes 8.75%, 3/15/32			45,000	58,050

Williams Partners LP/ACMP Finance Corp. sr. unsec. sub. notes 4.875%, 3/15/24			60,000	62,175

WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23			30,000	32,850

WPX Energy, Inc. sr. unsec. notes 7.50%, 8/1/20			130,000	137,150

WPX Energy, Inc. sr. unsec. unsub. notes 6.00%, 1/15/22			150,000	151,500

				7,226,231
Financials (4.0%)

Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5.375%, 8/1/22			105,000	106,313

Alliant Holdings Intermediate, LLC 144A sr. unsec. notes 8.25%, 8/1/23			120,000	126,900

Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31			220,000	265,650

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8.00%, 3/15/20			60,000	68,370

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 6.25%, 12/1/17			90,000	91,935

Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25			120,000	124,650

Ally Financial, Inc. unsec. sub. notes 8.00%, 12/31/18			65,000	70,444

American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58			100,000	133,000

ASP AMC Merger Sub, Inc. 144A sr. unsec. notes 8.00%, 5/15/25			85,000	83,300

Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity			55,000	58,850

Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity			50,000	55,313

CBRE Services, Inc. company guaranty sr. unsec. notes 5.25%, 3/15/25			50,000	54,695

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 3/15/23			75,000	78,188

CIT Group, Inc. sr. unsec. notes 3.875%, 2/19/19			45,000	46,181

CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23			65,000	69,875

CIT Group, Inc. sr. unsec. unsub. notes 5.00%, 8/15/22			100,000	108,220

CIT Group, Inc. 144A sr. unsec. notes 5.50%, 2/15/19			62,000	65,410

Citigroup, Inc. jr. unsec. sub. FRN Ser. T, 6.25%, perpetual maturity			25,000	27,281

CNG Holdings, Inc./OH 144A sr. notes 9.375%, 5/15/20			125,000	108,750

CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25			155,000	162,556

Credit Acceptance Corp. company guaranty sr. unsec. notes 7.375%, 3/15/23			50,000	50,625

Credit Acceptance Corp. company guaranty sr. unsec. notes 6.125%, 2/15/21			55,000	55,413

DFC Finance Corp. 144A company guaranty sr. notes 10.50%, 6/15/20			85,000	50,150

Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31			110,000	136,436

ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5.25%, 5/1/25(R)			60,000	61,310

Hub Holdings, LLC/Hub Holdings Finance, Inc. 144A sr. unsec. sub. notes 8.125%, 7/15/19(PIK)			70,000	70,175

HUB International, Ltd. 144A sr. unsec. notes 7.875%, 10/1/21			155,000	161,975

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.75%, 2/1/24			65,000	67,925

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 2/1/22			60,000	62,475

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.00%, 8/1/20			65,000	66,706

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.875%, 2/1/22			95,000	97,256

Intelsat Connect Finance SA 144A company guaranty sr. unsec. sub. notes 12.50%, 4/1/22 (Luxembourg)			9,000	7,830

International Lease Finance Corp. sr. unsec. unsub. notes 5.875%, 8/15/22			60,000	67,950

iStar, Inc. sr. unsec. notes 6.00%, 4/1/22(R)			40,000	40,700

iStar, Inc. sr. unsec. notes 5.00%, 7/1/19(R)			5,000	5,056

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.80%, 3/15/37			75,000	90,750

Lloyds Banking Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)			249,000	273,900

LPL Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/25			110,000	113,575

MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. company guaranty sr. unsec. notes 5.625%, 5/1/24(R)			45,000	48,544

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6.50%, 7/1/21			130,000	132,763

OneMain Financial Holdings, LLC 144A company guaranty sr. unsec. sub. notes 6.75%, 12/15/19			55,000	57,613

OneMain Financial Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 7.25%, 12/15/21			65,000	68,413

Provident Funding Associates LP/PFG Finance Corp. 144A sr. unsec. notes 6.375%, 6/15/25			120,000	122,400

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.648%, perpetual maturity (United Kingdom)			265,000	319,988

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 8.25%, 12/15/20			40,000	44,100

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 6.125%, 5/15/22			70,000	72,303

Springleaf Finance Corp. sr. unsec. unsub. notes 5.25%, 12/15/19			40,000	41,100

Stearns Holdings, Inc. 144A company guaranty sr. notes 9.375%, 8/15/20			90,000	91,800

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5.25%, 4/15/21			35,000	35,831

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/1/24			45,000	47,025

Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A sr. unsec. notes 6.75%, 6/1/25			95,000	97,138

TMX Finance, LLC/TitleMax Finance Corp. 144A company guaranty sr. notes 8.50%, 9/15/18			170,000	161,500

TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24			100,000	104,750

USIS Merger Sub, Inc. 144A sr. unsec. notes 6.875%, 5/1/25			95,000	96,188

				4,927,544
Health care (3.5%)

AMAG Pharmaceuticals, Inc. 144A company guaranty sr. unsec. notes 7.875%, 9/1/23			155,000	149,963

Centene Corp. sr. unsec. unsub. notes 6.125%, 2/15/24			110,000	119,522

Centene Corp. sr. unsec. unsub. notes 4.75%, 1/15/25			25,000	25,813

Centene Corp. sr. unsec. unsub. notes 4.75%, 5/15/22			110,000	114,730

CHS/Community Health Systems, Inc. company guaranty sr. notes 6.25%, 3/31/23			105,000	108,859

CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6.875%, 2/1/22			250,000	222,188

CHS/Community Health Systems, Inc. company guaranty sr. unsec. unsub. notes 8.00%, 11/15/19			15,000	15,075

CHS/Community Health Systems, Inc. company guaranty sr. unsec. unsub. notes 7.125%, 7/15/20			35,000	34,475

Concordia International Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/23 (Canada)			175,000	35,438

Concordia International Corp. 144A sr. notes 9.00%, 4/1/22 (Canada)			20,000	14,900

Eagle Holding Co II, LLC 144A sr. unsec. unsub. notes 7.625%, 5/15/22(PIK)			35,000	36,104

Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 6.00%, 7/15/23 (Ireland)			210,000	193,463

Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5.375%, 1/15/23			100,000	90,750

Halyard Health, Inc. company guaranty sr. unsec. unsub. notes 6.25%, 10/15/22			125,000	129,688

HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26			100,000	108,630

HCA, Inc. company guaranty sr. notes 6.50%, 2/15/20			275,000	302,156

HCA, Inc. company guaranty sr. sub. notes 3.75%, 3/15/19			65,000	66,463

HCA, Inc. company guaranty sr. unsec. unsub. notes 7.50%, 2/15/22			30,000	34,575

Jaguar Holding Co. II/Pharmaceutical Product Development, LLC 144A company guaranty sr. unsec. notes 6.375%, 8/1/23			135,000	142,763

Kinetic Concepts, Inc./KCI USA, Inc. 144A company guaranty sub. notes 12.50%, 11/1/21			80,000	89,800

Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sr. unsec. unsub. notes 5.50%, 4/15/25 (Luxembourg)			125,000	115,000

Molina Healthcare, Inc. company guaranty sr. unsec. notes 5.375%, 11/15/22			75,000	79,594

Molina Healthcare, Inc. 144A company guaranty sr. unsec. notes 4.875%, 6/15/25			20,000	20,150

Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 144A sr. unsec. notes 6.625%, 5/15/22			165,000	157,163

Patheon Holdings I BV 144A sr. unsec. sub. notes 7.50%, 2/1/22 (Netherlands)			135,000	144,281

Service Corp. International/US sr. unsec. notes 5.375%, 1/15/22			110,000	113,300

Service Corp. International/US sr. unsec. unsub. notes 5.375%, 5/15/24			255,000	268,681

Sterigenics-Nordion Holdings, LLC 144A sr. unsec. notes 6.50%, 5/15/23			110,000	113,300

Tenet Healthcare Corp. company guaranty sr. FRN 4.631%, 6/15/20			110,000	110,825

Tenet Healthcare Corp. company guaranty sr. notes 6.25%, 11/1/18			225,000	237,375

Tenet Healthcare Corp. company guaranty sr. notes 4.75%, 6/1/20			25,000	25,844

Tenet Healthcare Corp. company guaranty sr. sub. notes 6.00%, 10/1/20			140,000	149,975

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25			175,000	140,875

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/23			225,000	183,234

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.625%, 12/1/21			10,000	8,575

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.50%, 3/1/23			55,000	44,424

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.375%, 3/15/20			105,000	97,787

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsub. notes 7.00%, 3/15/24			135,000	142,764

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsub. notes 6.50%, 3/15/22			35,000	36,743

WellCare Health Plans, Inc. sr. unsec. notes 5.25%, 4/1/25			50,000	52,688

				4,277,933
Technology (2.0%)

Avaya, Inc. 144A company guaranty sr. notes 7.00%, 4/1/19 (In default)(NON)			300,000	245,250

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24			320,000	356,625

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. notes 5.45%, 6/15/23			130,000	141,198

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. unsec. notes 5.875%, 6/15/21			20,000	21,138

First Data Corp. 144A company guaranty sr. unsec. unsub. notes 7.00%, 12/1/23			165,000	178,200

First Data Corp. 144A notes 5.75%, 1/15/24			120,000	126,750

First Data Corp. 144A sr. notes 5.375%, 8/15/23			105,000	110,250

Inception Merger Sub, Inc./Rackspace Hosting, Inc. 144A sr. unsec. notes 8.625%, 11/15/24			140,000	149,232

Infor Software Parent LLC/Infor Software Parent, Inc. 144A company guaranty sr. unsec. notes 7.125%, 5/1/21(PIK)			225,000	232,313

Infor US, Inc. company guaranty sr. unsec. notes 6.50%, 5/15/22			155,000	161,394

Infor US, Inc. 144A company guaranty sr. notes 5.75%, 8/15/20			60,000	62,250

Iron Mountain, Inc. company guaranty sr. unsec. notes 6.00%, 8/15/23(R)			105,000	111,300

Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 6.00%, 10/1/20(R)			45,000	46,913

Micron Technology, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 2/15/22			105,000	109,725

Plantronics, Inc. 144A company guaranty sr. unsec. notes 5.50%, 5/31/23			170,000	176,375

Solera, LLC / Solera Finance, Inc. 144A sr. unsec. notes 10.50%, 3/1/24			205,000	234,725

				2,463,638
Transportation (0.3%)

Air Medical Merger Sub Corp. 144A sr. unsec. notes 6.375%, 5/15/23			135,000	129,263

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6.375%, 4/1/23			205,000	212,688

				341,951
Utilities and power (1.8%)

AES Corp./Virginia (The) sr. unsec. notes 8.00%, 6/1/20			45,000	51,638

AES Corp./Virginia (The) sr. unsec. notes 5.50%, 4/15/25			270,000	280,125

AES Corp./Virginia (The) sr. unsec. notes 4.875%, 5/15/23			45,000	45,675

AES Corp./Virginia (The) sr. unsec. unsub. notes 7.375%, 7/1/21			145,000	165,663

Calpine Corp. sr. unsec. sub. notes 5.75%, 1/15/25			225,000	213,469

Calpine Corp. 144A company guaranty sr. notes 6.00%, 1/15/22			30,000	31,200

Calpine Corp. 144A company guaranty sr. sub. notes 5.875%, 1/15/24			25,000	25,813

Colorado Interstate Gas Co., LLC company guaranty sr. unsec. notes 6.85%, 6/15/37			95,000	105,637

Dynegy, Inc. company guaranty sr. unsec. notes 7.375%, 11/1/22			105,000	103,425

Dynegy, Inc. company guaranty sr. unsec. notes 6.75%, 11/1/19			55,000	56,581

Dynegy, Inc. company guaranty sr. unsec. unsub. notes 7.625%, 11/1/24			155,000	150,350

Energy Transfer Equity LP company guaranty sr. notes 7.50%, 10/15/20			92,000	102,810

Energy Transfer Equity LP sr. sub. notes 5.875%, 1/15/24			45,000	48,038

GenOn Americas Generation, LLC sr. unsec. notes 9.125%, 5/1/31			100,000	90,500

GenOn Energy, Inc. sr. unsec. sub. notes 9.875%, 10/15/20			95,000	69,113

Hiland Partners Holdings, LLC/Hiland Partners Finance Corp. 144A company guaranty sr. unsec. sub. notes 5.50%, 5/15/22			30,000	31,200

NRG Energy, Inc. company guaranty sr. unsec. notes 7.25%, 5/15/26			85,000	86,700

NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27			120,000	117,900

NRG Energy, Inc. company guaranty sr. unsec. sub. notes 7.875%, 5/15/21			75,000	77,625

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. notes 5.00%, 10/1/22			55,000	59,986

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4.50%, 11/1/23			80,000	84,456

Remote Escrow Finance Vehicle, LLC 144A sr. notes 10.50%, 6/1/22			35,000	36,400

Southern Star Central Corp. 144A sr. unsec. notes 5.125%, 7/15/22			130,000	131,950

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. escrow company guaranty sr. notes 11.50%, 10/1/20			60,000	300

				2,166,554

Total corporate bonds and notes (cost $49,360,989)				$50,648,259

CONVERTIBLE BONDS AND NOTES (37.6%)(a)
			Principal amount	Value

Basic materials (0.4%)

Cemex SAB de CV cv. unsec. sub. notes 3.72%, 3/15/20 (Mexico)			$455,000	$502,206

				502,206
Capital goods (1.9%)

Aerojet Rocketdyne Holdings, Inc. 144A cv. sr. unsec. sub. notes 2.25%, 12/15/23			491,000	530,894

Dycom Industries, Inc. cv. sr. unsec. notes 0.75%, 9/15/21			535,000	599,534

Greenbrier Cos., Inc. (The) 144A cv. sr. unsec. notes 2.875%, 2/1/24			470,000	494,088

Horizon Global Corp. cv. sr. unsec. unsub. notes 2.75%, 7/1/22			385,000	366,953

Kaman Corp. 144A cv. sr. unsec. notes 3.25%, 5/1/24			324,000	321,975

				2,313,444
Communication services (2.4%)

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A cv. company guaranty sr. unsec. notes 8.25%, 12/1/40			199,000	205,109

DISH Network Corp. 144A cv. sr. unsec. bonds 3.375%, 8/15/26			2,230,000	2,710,844

Powerwave Technologies, Inc. cv. unsec. sub. notes 3.875%, 10/1/27 (In default)(F)(NON)			1,160,000	116

				2,916,069
Communications equipment (0.7%)

Ciena Corp. cv. sr. unsec. notes 4.00%, 12/15/20			618,000	849,364

				849,364
Components (0.3%)

Finisar Corp. cv. sr. unsec. unsub. bonds 0.50%, 12/15/36			427,000	406,984

				406,984
Computers (1.8%)

Avid Technology, Inc. cv. sr. unsec. notes 2.00%, 6/15/20			274,000	204,301

Citrix Systems, Inc. cv. sr. unsec. notes 0.50%, 4/15/19			435,000	536,138

HubSpot, Inc. 144A cv. sr. unsec. notes 0.25%, 6/1/22			501,000	503,818

Inseego Corp. cv. sr. unsec. sub. notes 5.50%, 6/15/22			151,000	102,491

RealPage, Inc. 144A cv. sr. unsec. notes 1.50%, 11/15/22			448,000	467,040

Verint Systems, Inc. cv. sr. unsec. notes 1.50%, 6/1/21			410,000	397,700

				2,211,488
Consumer cyclicals (6.5%)

CalAtlantic Group, Inc. cv. company guaranty sr. unsec. unsub. notes 1.625%, 5/15/18			480,000	578,400

CalAtlantic Group, Inc. cv. company guaranty sr. unsec. unsub. notes 1.25%, 8/1/32			365,000	367,053

Euronet Worldwide, Inc. cv. sr. unsec. bonds 1.50%, 10/1/44			535,000	684,466

Liberty Interactive, LLC cv. sr. unsec. notes 3.50%, 1/15/31			890,000	475,038

Liberty Interactive, LLC 144A cv. sr. unsec. bonds 1.75%, 9/30/46			790,000	918,869

Liberty Media Corp. cv. sr. unsec. bonds 1.375%, 10/15/23			510,000	596,649

Liberty Media Corp. 144A cv. sr. unsec. unsub. bonds 2.25%, 9/30/46			404,000	435,815

Macquarie Infrastructure Corp. cv. sr. unsec. unsub. notes 2.00%, 10/1/23			812,000	801,343

Navistar International Corp. cv. sr. unsec. sub. bonds 4.75%, 4/15/19			644,000	624,680

Priceline Group, Inc. (The) cv. sr. unsec. unsub. notes 1.00%, 3/15/18			535,000	1,057,963

Square, Inc. 144A cv. sr. unsec. notes 0.375%, 3/1/22			437,000	524,400

Tesla Motors, Inc. cv. sr. unsec. sub. notes 1.25%, 3/1/21			845,000	928,972

				7,993,648
Consumer staples (0.7%)

Vector Group, Ltd. cv. sr. unsec. sub. notes 1.75%, 4/15/20			695,000	797,513

				797,513
Electronics (7.0%)

Advanced Micro Devices, Inc. cv. sr. unsec. unsub. notes 2.125%, 9/1/26			108,000	172,800

Intel Corp. cv. jr. unsec. sub. notes 3.25%, 8/1/39			290,000	508,588

Microchip Technology, Inc. 144A cv. sr. unsec. sub. notes 1.625%, 2/15/27			2,731,000	3,015,980

Micron Technology, Inc. cv. sr. unsec. bonds 3.00%, 11/15/43			890,000	1,019,606

Micron Technology, Inc. cv. sr. unsec. bonds Ser. E, 1.625%, 2/15/33			700,000	1,960,875

ON Semiconductor Corp. cv. company guaranty sr. unsec. unsub. notes 1.00%, 12/1/20			685,000	741,941

OSI Systems, Inc. 144A cv. sr. unsec. unsub. notes 1.25%, 9/1/22			551,000	550,656

TTM Technologies, Inc. cv. sr. unsec. notes 1.75%, 12/15/20			323,000	572,719

				8,543,165
Energy (2.1%)

Chesapeake Energy Corp. 144A cv. sr. unsec. bonds 5.50%, 9/15/26			1,175,000	1,133,141

Oasis Petroleum, Inc. cv. sr. unsec. notes 2.625%, 9/15/23			276,000	300,668

SEACOR Holdings, Inc. cv. sr. unsec. bonds 3.00%, 11/15/28			621,000	542,599

Whiting Petroleum Corp. cv. company guaranty sr. unsec. unsub. notes 1.25%, 4/1/20			640,000	558,800

				2,535,208
Financials (3.1%)

Blackstone Mortgage Trust, Inc. cv. sr. unsec. unsub. notes 5.25%, 12/1/18(R)			631,000	714,608

Colony Starwood Homes 144A cv. sr. unsec. notes 3.50%, 1/15/22(R)			449,000	479,588

Encore Capital Group, Inc. cv. company guaranty sr. unsec. bonds 3.00%, 7/1/20			205,000	207,178

Hercules Capital, Inc. 144A cv. sr. unsec. notes 4.375%, 2/1/22			311,000	315,665

Starwood Property Trust, Inc. cv. sr. unsec. unsub. notes 4.00%, 1/15/19(R)			1,051,000	1,171,865

TCP Capital Corp. cv. sr. unsec. bonds 5.25%, 12/15/19			827,000	869,901

				3,758,805
Health care (4.7%)

Brookdale Senior Living, Inc. cv. sr. unsec. unsub. notes 2.75%, 6/15/18			655,000	647,631

China Medical Technologies, Inc. cv. sr. unsec. bonds Ser. CMT, 4.00%, 8/15/17 (China) (In default)(F)(NON)			763,000	48,832

China Medical Technologies, Inc. 144A cv. sr. unsec. notes 6.25%, 12/15/17 (China) (In default)(F)(NON)			445,000	24,920

Emergent BioSolutions, Inc. cv. sr. unsec. unsub. bonds 2.875%, 1/15/21			125,000	155,859

Hologic, Inc. cv. sr. unsec. unsub. notes stepped-coupon 2.00% (zero %, 3/1/18) 3/1/42(STP)			880,000	1,247,950

Impax Laboratories, Inc. cv. sr. unsec. notes 2.00%, 6/15/22			365,000	312,531

Jazz Investments I, Ltd. cv. company guaranty sr. unsec. sub. bonds 1.875%, 8/15/21 (Ireland)			951,000	1,009,249

Medicines Co. (The) 144A cv. sr. unsec. unsub. notes 2.75%, 7/15/23			350,000	373,188

Medidata Solutions, Inc. cv. sr. unsec. notes 1.00%, 8/1/18			265,000	342,016

Neurocrine Biosciences, Inc. 144A cv. sr. unsec. notes 2.25%, 5/15/24			470,000	455,900

Pacira Pharmaceuticals, Inc. (Delaware) 144A cv. sr. unsec. sub. notes 2.375%, 4/1/22			544,000	555,220

Sucampo Pharmaceuticals, Inc. cv. sr. unsec. notes 3.25%, 12/15/21			645,000	613,153

				5,786,449
Semiconductor (2.6%)

Cypress Semiconductor Corp. 144A cv. sr. unsec. notes 4.50%, 1/15/22			395,000	485,603

Integrated Device Technology, Inc. cv. sr. unsec. unsub. notes 0.875%, 11/15/22			465,000	487,959

Jazz US Holdings, Inc. cv. company guaranty sr. unsec. notes 8.00%, 12/31/18			153,000	387,759

Novellus Systems, Inc. cv. company guaranty sr. unsec. notes 2.625%, 5/15/41			258,000	1,183,575

Teradyne, Inc. 144A cv. sr. unsec. notes 1.25%, 12/15/23			450,000	570,094

				3,114,990
Software (0.8%)

Safeguard Scientifics, Inc. cv. sr. unsec. bonds 5.25%, 5/15/18			970,000	979,700

				979,700
Technology services (1.7%)

J2 Cloud Services, LLC cv. sr. unsec. notes 3.25%, 6/15/29			570,000	776,981

Proofpoint, Inc. cv. sr. unsec. unsub. notes 0.75%, 6/15/20			340,000	416,713

salesforce.com, Inc. cv. sr. unsec. unsub. notes 0.25%, 4/1/18			405,000	551,306

Twitter, Inc. cv. sr. unsec. unsub. bonds 1.00%, 9/15/21			405,000	371,334

				2,116,334
Transportation (0.9%)

Atlas Air Worldwide Holdings, Inc. cv. sr. unsec. bonds 2.25%, 6/1/22			319,000	326,975

Echo Global Logistics, Inc. cv. sr. unsec. notes 2.50%, 5/1/20			385,000	360,938

Scorpio Tankers, Inc. 144A cv. sr. unsec. sub. notes 2.375%, 7/1/19			462,000	408,293

				1,096,206

Total convertible bonds and notes (cost $43,525,504)				$45,921,573

CONVERTIBLE PREFERRED STOCKS (17.0%)(a)
			Shares	Value

Basic materials (—%)

Smurfit-Stone Container Corp. escrow zero % cv. pfd.(F)			65,720	$657

				657
Capital goods (1.6%)

Arconic, Inc. $2.688 cv. pfd.			20,158	867,600

Belden, Inc. $6.75 cv. pfd.			5,761	572,355

Rexnord Corp. $2.88 cv. pfd.			9,862	523,574

				1,963,529
Communication services (3.4%)

American Tower Corp. $5.50 cv. pfd.(R)			12,870	1,536,356

Cincinnati Bell, Inc. Ser. B, $3.378 cum. cv. pfd.			21,872	1,105,218

T-Mobile US, Inc. Ser. A, $2.75 cv. pfd.			13,234	1,446,212

				4,087,786
Consumer cyclicals (1.2%)

FelCor Lodging Trust, Inc. Ser. A, $0.488 cum. cv. pfd.(R)			37,550	970,435

Stanley Black & Decker, Inc. $5.375 cv. pfd.(NON)			4,889	509,580

				1,480,015
Consumer staples (0.4%)

Tyson Foods, Inc. $2.375 cv. pfd.			8,377	521,468

				521,468
Energy (0.7%)

Hess Corp. $2.00 cv. pfd.			11,340	636,061

Southwestern Energy Co. Ser. B, $3.125 cv. pfd.			15,795	241,190

Triangle USA Petroleum Corp. 6.75% cv. pfd.(F)			24	24,000

				901,251
Financials (5.0%)

Alexandria Real Estate Equities, Inc. Ser. D, $1.75 cv. pfd.(R)			14,245	507,256

AMG Capital Trust II $2.575 cv. pfd.			14,140	812,166

Bank of America Corp. Ser. L, 7.25% cv. pfd.			773	954,655

EPR Properties Ser. C, $1.438 cv. pfd.(R)			37,670	1,068,299

iStar, Inc. $2.25 cv. pfd.(R)			7,445	380,291

Mandatory Exchangeable Trust 144A $5.75 cv. pfd.			4,456	637,609

Wells Fargo & Co. Ser. L, 7.50% cv. pfd.			785	993,025

Welltower, Inc. Ser. I, $3.25 cv. pfd.(R)			12,177	789,983

				6,143,284
Health care (2.6%)

Allergan PLC Ser. A, 5.50% cv. pfd.			1,770	1,417,363

Anthem, Inc. $2.63 cv. pfd.			12,115	624,649

Becton Dickinson and Co. Ser. A, $3.063 cv. pfd.(NON)			20,150	1,078,227

				3,120,239
Utilities and power (2.1%)

DTE Energy Co. $3.25 cv. pfd.			16,040	886,370

Dynegy, Inc. $7.00 cv. pfd.			3,046	188,547

El Paso Energy Capital Trust I $2.375 cv. pfd.			1,069	52,749

Great Plains Energy, Inc. $3.50 cv. pfd.			10,015	521,782

NextEra Energy, Inc. $3.06 cv. pfd.			17,600	932,624

				2,582,072

Total convertible preferred stocks (cost $19,188,087)				$20,800,301

COMMON STOCKS (2.4%)(a)
			Shares	Value

ACC Claims Holdings, LLC Class A (Units)(F)			199,505	$1,197

Ally Financial, Inc.			5,535	102,619

Banc of California, Inc.			36,547	741,904

Bank of America Corp.			11,665	261,413

Berry Plastics Group, Inc.(NON)			1,155	66,978

CIT Group, Inc.			1,606	72,350

Eldorado Resorts, Inc.(NON)			967	20,065

Gaming and Leisure Properties, Inc.(R)			2,520	92,509

Halcon Resources Corp.(NON)			5,898	35,860

Keane Group, Inc.(NON)			5,621	86,451

Live Nation Entertainment, Inc.(NON)			900	31,041

Milagro Oil & Gas, Inc. (Units)(F)			39	3,159

NVIDIA Corp.			6,255	902,909

SandRidge Energy, Inc.(NON)			2,270	44,923

Seven Generations Energy, Ltd. (Canada)(NON)			2,990	53,631

Stone Energy Corp.(NON)			3,230	70,091

Tervita Corp. Class A (Canada)			127	799

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)(F)			1,028	1,079

Triangle USA Petroleum Corp.(F)			985	13,554

Xilinx, Inc.			4,345	289,855

Total common stocks (cost $2,103,172)				$2,892,387

SENIOR LOANS (0.1%)(a)(c)
			Principal amount	Value

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 11.75%, 3/1/18 (In default)(NON)			$121,050	$142,359

Total senior loans (cost $120,129)				$142,359

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Halcon Resources Corp.	9/9/20	14.04	1,601	$1,361

Total warrants (cost $—)				$1,361

SHORT-TERM INVESTMENTS (1.0%)(a)
			Shares	Value

Putnam Short Term Investment Fund 0.89%(AFF)			1,200,320	$1,200,320

Total short-term investments (cost $1,200,320)				$1,200,320

TOTAL INVESTMENTS

Total investments (cost $115,498,201)(b)				$121,606,560

FORWARD CURRENCY CONTRACTS at 5/31/17 (aggregate face value $234,033) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Citibank, N.A.
	Canadian Dollar	Sell	7/19/17	$29,784	$29,903	$119
State Street Bank and Trust Co.
	Canadian Dollar	Sell	7/19/17	154,478	155,669	1,191
WestPac Banking Corp.
	Canadian Dollar	Sell	7/19/17	48,011	48,461	450

Total						$1,760

Key to holding's currency abbreviations
CAD	Canadian Dollar
Key to holding's abbreviations
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2016 through May 31, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $122,268,457.
(b)	The aggregate identified cost on a tax basis is $116,285,872, resulting in gross unrealized appreciation and depreciation of $10,719,917 and $5,399,229, respectively, or net unrealized appreciation of $5,320,688.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund**	$4,152,662	$20,263,643	$23,215,985	$16,976	$1,200,320
	Totals	$4,152,662	$20,263,643	$23,215,985	$16,976	$1,200,320
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder's portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Capital goods	$66,978	$—	$—
Communication services	—	—	1,197
Consumer cyclicals	51,106	—	—
Energy	290,956	14,353	3,159
Financials	1,270,795	—	—
Technology	1,192,764	—	—
Utilities and power	—	1,079	—
Total common stocks	2,872,599	15,432	4,356
Convertible bonds and notes	—	45,847,705	73,868
Convertible preferred stocks	2,465,058	18,334,586	657
Corporate bonds and notes	—	50,648,236	23
Senior loans	—	142,359	—
Warrants	1,361	—	—
Short-term investments	1,200,320	—	—

Totals by level	$6,539,338	$114,988,318	$78,904

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$1,760	$—

Totals by level	$—	$1,760	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$1,760	$—
Equity contracts	1,361	—

Total	$3,121	$—

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$240,000
Warrants (number of warrants)		2,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(AFF)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Citibank, N.A.	State Street Bank and Trust Co.	WestPac Banking Corp.	Total

	Assets:
	Forward currency contracts#	$119	$1,191	$450	$1,760

	Total Assets	$119	$1,191	$450	$1,760

	Liabilities:
	Forward currency contracts#	$—	$—	$—	$—

	Total Liabilities	$—	$—	$—	$—

	Total Financial and Derivative Net Assets	$119	$1,191	$450	$1,760
	Total collateral received (pledged)##†	$—	$—	$—
	Net amount	$119	$1,191	$450

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam High Income Securities Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: July 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: July 28, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: July 28, 2017